Prepaid expenses and other current assets (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Prepaid expenses and other current assets.
Gold bullion	$ 23.5	$ 18.6
Prepaid expenses	20.4	16.4
Stream ounces inventory	0.9	0.5
Debt issue costs	0.7	0.6
Prepaid expenses and other current assets	$ 45.5	$ 36.1